Provisions - Schedule of other provisions by type of provision (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	€ 8,355	€ 8,407	€ 8,441	€ 8,149
Other provisions
Disclosure of other provisions [line items]
Provisions	4,993	5,051	4,634	€ 4,073
Provisions for taxes
Disclosure of other provisions [line items]
Provisions	720	727	745
Legal proceedings provision
Disclosure of other provisions [line items]
Provisions	1,675	1,532	1,359
Provision for customer remediation
Disclosure of other provisions [line items]
Provisions	826	1,001	454
Provision for restructuring
Disclosure of other provisions [line items]
Provisions	279	589	596
Other
Disclosure of other provisions [line items]
Provisions	899	744	869
Brazil | Other provisions
Disclosure of other provisions [line items]
Provisions	1,530	1,445	1,618
Brazil | Provisions for employment-related proceedings (Brazil)
Disclosure of other provisions [line items]
Provisions	€ 594	€ 458	€ 611